Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of segments reporting

Prior to the acquisition of QIND in November 2024, the Group operated as a single segment focused on green hydrogen technology. The comparative information for the year ended 31 December 2024 has been re-presented on the current segmental basis.

Segment results	LPG Distribution & Engineering	All other activities	Total
For the year ended 31 December 2025	€’000	€’000	€’000
Revenue from external customers	14,410	5	14,415
Cost of sales	(10,179)	(61)	(10,240)
Gross profit / (loss)	4,232	(56)	4,175
Other income	284	1,074	1,358
Administration expenses	(4,636)	(7,233)	(11,869)
Share-based payments expense	-	(1,562)	(1,562)
Impairment expense	(2)	-	(2)
Operating profit / (loss)	(122)	(7,776)	(7,898)
Net finance income / (costs)	(708)	6,319	5,611
Profit on deconsolidation of subsidiary	-	1,225	1,225
Profit / (loss) before tax	(829)	(232)	(1,062)
Income tax (expense) / credit	(146)	256	110
Profit / (loss) for the year	(975)	24	(952)

For the year ended 31 December 2024 (restated)	€’000	€’000	€’000
Revenue from external customers	1,605	-	1,605
Cost of sales	(1,168)	-	(1,168)
Gross profit / (loss)	437	-	437
Other income	-	881	881
Administration expenses	(205)	(16,255)	(16,460)
Share-based payments expense	-	(2,189)	(2,189)
Impairment expense	-	-	-
Operating profit / (loss)	232	(17,563)	(17,330)
Net finance income / (costs)	(42)	272	230
Profit on deconsolidation of subsidiary	-	1,846	1,846
Profit / (loss) before tax	190	(15,445)	(15,254)
Income tax (expense) / credit	(25)	-	(25)
Profit / (loss) for the year	165	(15,445)	(15,280)

Schedule of segment assets and liabilities explanatory
Segment assets and liabilities	LPG Distribution & Engineering	All other activities	Total
For the year ended 31 December 2025	€’000	€’000	€’000
Segment assets	13,752	22,287	36,039
Segment liabilities	(15,595)	62	(15,534)
Segment net assets / (liabilities)	(1,844)	22,349	20,505

For the year ended 31 December 2024
Segment assets	13,038	23,040	36,078
Segment liabilities	(14,868)	(5,973)	(20,842)
Segment net assets / (liabilities)	(1,830)	17,067	15,236

Schedule of revenue from external customers by geographical information

The Group’s revenue from external customers, based on the country in which the customer is located, and its non-current assets by country in which the assets are located, are analysed as follows:

	Revenue 2025	Revenue 2024 (restated)	Non-current assets 2025	Non-current assets 2024 (restated)
	€’000	€’000	€’000	€’000
United Arab Emirates	14,410	1,605	29,120	30,793
Spain	5	-	79	-
Ireland	-	-	46	75
South Africa	-	-	367	-
Total	14,415	1,605	29,612	30,867